Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Entity Registrant Name	Star Fashion Culture Holdings Limited
Entity Central Index Key	0002003061
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-41467
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12F, No.611
Entity Address, Address Line Two	Sishui Road
Entity Address, Address Line Three	Huli District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Ordinary shares, par value $0.0004 per share
Trading Symbol	STFS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,161,276
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	12F, No.611
Entity Address, Address Line Two	Sishui Road
Entity Address, Address Line Three	Huli District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
City Area Code	+86
Local Phone Number	13063138565
Contact Personnel Name	Ms. Zhang Pingting
Contact Personnel Email Address	Hira@xmxing-ji.com